Business combinations - RSPRINT (Detail) - RS print [member] € in Thousands	Dec. 31, 2020 EUR (€)
Fair value at acquisition date [member]
Assets [Abstract]
Developed technology	€ 4,820
Customer relations	248
Other intangible assets	2,948
Property, plant and equipment	220
Right-of-use assets	24
Other non-current financial assets	64
Inventory	1,059
Trade receivables	1,096
Other current assets	1,001
Cash and cash equivalents	189
Total Assets	11,669
Liabilities [Abstract]
Deferred tax liabilities	(2,049)
Loans and borrowings	(1,877)
Lease liabilities	(24)
Trade payables	(645)
Payroll related payables	(85)
Other liabilities	(262)
Total Liabilities	(4,942)
Total identified assets and liabilities	6,727
Goodwill	2,918
Acquisition price	9,645
Cash and cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031
Carrying value at acquisition date [member]
Assets [Abstract]
Developed technology	0
Customer relations	0
Other intangible assets	86
Property, plant and equipment	220
Right-of-use assets	24
Other non-current financial assets	64
Inventory	794
Trade receivables	1,096
Other current assets	1,001
Cash and cash equivalents	189
Total Assets	3,474
Liabilities [Abstract]
Deferred tax liabilities	0
Loans and borrowings	(1,877)
Lease liabilities	(24)
Trade payables	(645)
Payroll related payables	(85)
Other liabilities	(262)
Total Liabilities	(2,893)
Total identified assets and liabilities	581
Goodwill	0
Acquisition price	0
Fair value adjustments [member]
Assets [Abstract]
Developed technology	4,820
Customer relations	248
Other intangible assets	2,862
Property, plant and equipment	0
Right-of-use assets	0
Other non-current financial assets	0
Inventory	265
Trade receivables	0
Other current assets	0
Cash and cash equivalents	0
Total Assets	8,195
Liabilities [Abstract]
Deferred tax liabilities	(2,049)
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Payroll related payables	0
Other liabilities	0
Total Liabilities	(2,049)
Total identified assets and liabilities	6,146
Goodwill	2,918
Acquisition price	€ 0